Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net loss per ordinary share, diluted		$ (0.26)	$ (0.18)
Weighted average number of ordinary shares outstanding diluted	[1]	15,254,457	11,136,850

[1]	The weighted average number of ordinary shares is excluding the warrants and options described in note 4 below as they are anti-dilutive.